INVESTORS
                         LIFE INSURANCE COMPANY
                            OF NORTH AMERICA
                     (Herein called Investors Life)

                       INA/PUTNAM SEPARATE ACCOUNT
                          FINANCIAL STATEMENTS
                            December 31, 1997
                                (Audited)


This report is submitted for the general information of owners of Investors Life Insurance Company of North America INA/Putnam Separate Account variable annuity contracts. The Separate Account does not accept new contracts; accordingly, this report is not authorized for distribution to prospective purchasers of such contracts.

Investors Life Insurance
Company of North America
Administrative Offices:  Austin, TX

                    Report of Independent Accountants

To the Contract Owners of Investors Life Insurance Company of
North America
INA/Putnam Separate Account and the Board of Directors of
Investors Life Insurance Company of North America

In our opinion, the accompanying combined balance sheet and the related individual statements of operations and of changes in total assets present fairly, in all material respects, the combined financial position of the subdivisions comprising the Investors Life Insurance Company of North America INA/Putnam Separate Account (the Separate Account) at December 31, 1997, the results of each of their operations for the year then ended and the changes in each of their total assets for the two years in the period then ended, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

Price Waterhouse LLP
Dallas, Texas
February 20, 1998 INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA INA/PUTNAM SEPARATE ACCOUNT
COMBINED BALANCE SHEET
DECEMBER 31, 1997


  ASSETS


Investments at Market Value (Notes 1 and 2):

PUTNAM DIVISIONS

Money Market

  441,749 qualified shares               (cost $441,749)            $441,749
1,250,122 non-qualified shares           (cost $1,250,122)         1,250,122

High Yield Trust

   22,085 qualified shares               (cost $363,999)             287,987
  175,196 non-qualified shares           (cost $2,858,740)         2,284,543

Equity Income Fund

    9,483 qualified shares               (cost $70,262)              146,996
   45,566 non-qualified shares           (cost $529,826)             706,279

Investors Trust

   83,492 qualified shares               (cost $856,602)             938,456
  104,065 non-qualified shares           (cost $994,567)           1,169,686

Income Fund

   40,644 qualified shares               (cost $263,931)             288,982
   45,421 non-qualified shares           (cost $237,854)             322,944


PUTNAM VARIABLE TRUST DIVISIONS

Putnam Variable Trust Money Market

7,894,396 non-qualified shares           (cost $7,894,396)         7,894,396

Putnam Variable Trust Growth and Income

  160,759 non-qualified shares           (cost $2,969,193)         4,552,683

Putnam Variable Trust U.S. Government
and High Quality Bond

  147,260 non-qualified shares           (cost $1,926,424)         1,976,233

Total Assets                                                     $22,261,056

The accompanying notes are an integral part of these financial statements


CONTRACT OWNERS' EQUITY

Contract Owners' Equity (Notes 3 and 7):


PUTNAM DIVISIONS

Money Market

  150,975 qualified accumulation         ($2.9259776 per unit)      $441,749
          units outstanding
  422,789 non-qualified accumulation     ($2.9568467 per unit)     1,250,122
          units outstanding

High Yield Trust

   42,478 qualified accumulation         ($6.7796667 per unit)       287,987
          units outstanding
  353,118 non-qualified accumulation     ($6.4696313 per unit)     2,284,543
          units outstanding

Equity Income Fund
   21,533 qualified accumulation         ($6.8265226 per unit)       146,996
          units outstanding
  102,595 non-qualified accumulation     ($6.8841507 per unit)       706,279
          units outstanding

Investors Trust

   88,964 qualified accumulation         ($10.5487116 per unit       938,456
          units outstanding
  120,595 non-qualified accumulation     ($9.6992871 per unit)     1,169,686
          units outstanding

Income Fund

   51,386 qualified accumulation         ($5.6237580 per unit)       288,982
          units outstanding
   59,950 non-qualified accumulation     ($5.3868860 per unit)       322,944
          units outstanding

PUTNAM VARIABLE TRUST DIVISIONS

Putnam Variable Trust Money Market

3,237,391 non-qualified accumulation     ($2.4385056 per unit)     7,894,396
          units outstanding

Putnam Variable Trust Growth and Income

  671,304 non-qualified accumulation     ($6.7818495 per unit)     4,552,683
          units outstanding

Putnam Variable Trust U.S. Government
and High Quality Bond

  579,561 non-qualified accumulation     ($3.4098784 per unit)     1,976,233
          units outstanding

Contract Owners' Equity                                          $22,261,056

The accompanying notes are an integral part of these financial statements


INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
INA/PUTNAM SEPARATE ACCOUNT
INDIVIDUAL STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 1997

 PUTNAM DIVISIONS

                                                 Money                Money
                                                 Market               Market
                                              Qualified        Non-Qualified
Investment Income:
Dividends                                          $23,571           $70,257

Expenses:
Mortality risk and expense                           4,382            13,055
fees guarantees (Notes 1 and 3)

Investment income - net                             19,189            57,202


Net Realized and Unrealized
Gain on Investments:
Net realized capital gain distributions                  0                 0

Net realized gain (loss) on investments:
Proceeds from sale of shares                        66,846           320,490
Cost of shares sold                                 66,846           320,490

Net realized gain (loss) on investments                  0                 0

Net unrealized gain on investments                       0                 0

Net realized and unrealized gain                         0                 0
on investments

Net Increase in Net Assets                         $19,189           $57,202
from Investment Operations




                                             High Yield           High Yield
                                                  Trust                Trust
                                              Qualified        Non-Qualified

Investment Income:
Dividends                                          $28,532          $206,693

Expenses:
Mortality risk and expense                           2,823            20,486
fees guarantees (Notes 1 and 3)

Investment income - net                             25,709           186,207


Net Realized and Unrealized
Gain on Investments:
Net realized capital gain distributions                  0                 0

Net realized gain (loss) on investments:
Proceeds from sale of shares                        51,916           104,011
Cost of shares sold                                 48,885           101,827

Net realized gain (loss) on investments              3,031             2,184

Net unrealized gain on investments                   9,595            88,622

Net realized and unrealized gain                    12,626            90,806
on investments

Net Increase in Net Assets                         $38,335          $277,013
from Investment Operations




                                                 Equity               Equity
                                                 Income               Income
                                              Qualified        Non-Qualified

Investment Income:
Dividends                                           $2,545           $12,060

Expenses:
Mortality risk and expense                           1,288             6,073
fees guarantees (Notes 1 and 3)

Investment income - net                              1,257             5,987


Net Realized and Unrealized
Gain on Investments:
Net realized capital gain distributions              6,939            33,348

Net realized gain (loss) on investments:
Proceeds from sale of shares                         6,574             6,272
Cost of shares sold                                  6,174             5,980

Net realized gain (loss) on investments                400               292

Net unrealized gain on investments                  21,689           102,935

Net realized and unrealized gain                    29,028           136,575
on investments

Net Increase in Net Assets                         $30,285          $142,562
from Investment Operations




                                              Investors            Investors
                                                  Trust                Trust
                                              Qualified        Non-Qualified

Investment Income:
Dividends                                           $7,059            $8,792

Expenses:
Mortality risk and expense                           8,273            10,037
fees guarantees (Notes 1 and 3)

Investment income - net                             (1,214)           (1,245)


Net Realized and Unrealized
Gain on Investments:
Net realized capital gain distributions             78,254            97,463

Net realized gain (loss) on investments:
Proceeds from sale of shares                        75,206           198,924
Cost of shares sold                                 57,601           167,611

Net realized gain (loss) on investments             17,605            31,313

Net unrealized gain on investments                 152,777           175,531

Net realized and unrealized gain                   248,636           304,307
on investments

Net Increase in Net Assets                        $247,422          $303,062
from Investment Operations





                                                 Income               Income
                                                   Fund                 Fund
                                              Qualified        Non-Qualified
Investment Income:
Dividends                                          $18,449           $21,284

Expenses:
Mortality risk and expense                           2,624             3,035
fees guarantees (Notes 1 and 3)

Investment income - net                             15,825            18,249


Net Realized and Unrealized
Gain on Investments:
Net realized capital gain distributions                  0                 0

Net realized gain (loss) on investments:
Proceeds from sale of shares                         2,752            28,744
Cost of shares sold                                  2,756            26,907

Net realized gain (loss) on investments                 (4)            1,837

Net unrealized gain on investments                   4,024             2,630

Net realized and unrealized gain                     4,020             4,467
on investments

Net Increase in Net Assets                         $19,845           $22,716
from Investment Operations


PUTNAM VARIABLE TRUST DIVISIONS

                                                    Putnam
                                            Variable Trust
                                                     Money
                                                    Market
                                             Non-Qualified

Investment Income:
Dividends                                         $416,938

Expenses:
Mortality risk and expense                          77,320
fees guarantees (Notes 1 and 3)

Investment income - net                            339,618


Net Realized and Unrealized
Gain on Investments:
Net realized capital gain distributions                  0

Net realized gain (loss) on investments:
Proceeds from sale of shares                       927,774
Cost of shares sold                                927,774

Net realized gain (loss) on investments                  0

Net unrealized gain on investments                       0

Net realized and unrealized gain                         0
on investments

Net Increase in Net Assets                        $339,618
from Investment Operations



                                                    Putnam
                                            Variable Trust
                                                  Growth &
                                                    Income
                                             Non-Qualified

Investment Income:
Dividends                                         $117,111

Expenses:
Mortality risk and expense                          39,619
fees guarantees (Notes 1 and 3)

Investment income - net                             77,492


Net Realized and Unrealized
Gain on Investments:
Net realized capital gain distributions            156,196

Net realized gain (loss) on investments:
Proceeds from sale of shares                       207,097
Cost of shares sold                                196,632

Net realized gain (loss) on investments             10,465

Net unrealized gain on investments                 602,544

Net realized and unrealized gain                   769,205
on investments

Net Increase in Net Assets                        $846,697
from Investment Operations


                                            Putnam Variable
                                                 Trust U.S.
                                             Government and
                                          High Quality Bond
                                              Non-Qualified

Investment Income:
Dividends                                         $121,496

Expenses:
Mortality risk and expense                          18,305
fees guarantees (Notes 1 and 3)

Investment income - net                            103,191


Net Realized and Unrealized
Gain on Investments:
Net realized capital gain distributions                  0

Net realized gain (loss) on investments:
Proceeds from sale of shares                       273,892
Cost of shares sold                                258,360

Net realized gain (loss) on investments             15,532

Net unrealized gain on investments                  20,656

Net realized and unrealized gain                    36,188
on investments

Net Increase in Net Assets                        $139,379
from Investment Operations

The accompanying notes are an integral part of these financial statements



INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
INA/PUTNAM SEPARATE ACCOUNT
INDIVIDUAL STATEMENTS OF CHANGES IN TOTAL ASSETS
YEAR ENDED DECEMBER 31, 1997

PUTNAM DIVISIONS


                                                  Money                Money
                                                 Market               Market
                                              Qualified        Non-Qualified

Investment Operations:
Investment income-net                              $19,189           $57,202
Realized capital gain distributions                      0                 0
Net realized gain (loss) on investments                  0                 0
Net unrealized gain on investments                       0                 0

Net increase in net assets from                     19,189            57,202
investment operations

Accumulation Unit Transactions:
Net contract considerations and                          0                 0
transfers in (Note 3)
Net contract surrenders and transfers              (61,909)         (263,375)
out (Note 3)
Benefit payments to annuitants                        (556)          (44,060)

Net (Decrease) Increase from accumulation          (62,465)         (307,435)
unit transactions
Net Increase (Decrease) in Net Assets              (43,276)         (250,233)
Net Assets:
Net assets at December 31, 1996                    485,025         1,500,355

Net assets at December 31, 1997                   $441,749        $1,250,122


                                              High Yield           High Yield
                                                   Trust                Trust
                                               Qualified        Non-Qualified


Investment Operations:
Investment income-net                              $25,709          $186,207
Realized capital gain distributions                      0                 0
Net realized gain (loss) on investments              3,031             2,184
Net unrealized gain on investments                   9,595            88,622

Net increase in net assets from                     38,335           277,013
investment operations

Accumulation Unit Transactions:
Net contract considerations and                          0                 0
transfers in (Note 3)
Net contract surrenders and transfers              (43,565)          (80,189)
out (Note 3)
Benefit payments to annuitants                      (5,528)           (3,337)

Net (Decrease) Increase from accumulation          (49,093)          (83,526)
unit transactions
Net Increase (Decrease) in Net Assets              (10,758)          193,487
Net Assets:
Net assets at December 31, 1996                    298,745         2,091,056

Net assets at December 31, 1997                   $287,987        $2,284,543



                                                 Equity               Equity
                                                 Income               Income
                                              Qualified        Non-Qualified

Investment Operations:
Investment income-net                               $1,257            $5,987
Realized capital gain distributions                  6,939            33,348
Net realized gain (loss) on investments                400               292
Net unrealized gain on investments                  21,689           102,935

Net increase in net assets from                     30,285           142,562
investment operations

Accumulation Unit Transactions:
Net contract considerations and                          0                 0
transfers in (Note 3)
Net contract surrenders and transfers                  (42)             (198)
out (Note 3)
Benefit payments to annuitants                      (5,243)                0

Net (Decrease) Increase from accumulation           (5,285)             (198)
unit transactions
Net Increase (Decrease) in Net Assets               25,000           142,364
Net Assets:
Net assets at December 31, 1996                    121,996           563,915

Net assets at December 31, 1997                   $146,996          $706,279



                                               Investors            Investors
                                                   Trust                Trust
                                               Qualified        Non-Qualified

Investment Operations:
Investment income-net                              ($1,214)          ($1,245)
Realized capital gain distributions                 78,254            97,463
Net realized gain (loss) on investments             17,605            31,313
Net unrealized gain on investments                 152,777           175,531

Net increase in net assets from                    247,422           303,062
investment operations

Accumulation Unit Transactions:
Net contract considerations and                          0                 0
transfers in (Note 3)
Net contract surrenders and transfers              (56,563)         (184,308)
out (Note 3)
Benefit payments to annuitants                     (10,371)            4,579

Net (Decrease) Increase from accumulation          (66,934)         (188,887)
unit transactions
Net Increase (Decrease) in Net Assets              180,488           114,175
Net Assets:
Net assets at December 31, 1996                    757,968         1,055,511

Net assets at December 31, 1997                   $938,456        $1,169,686


                                                 Income               Income
                                                   Fund                 Fund
                                              Qualified        Non-Qualified

Investment Operations:
Investment income-net                              $15,825           $18,249
Realized capital gain distributions                      0                 0
Net realized gain (loss) on investments                 (4)            1,837
Net unrealized gain on investments                   4,024             2,630

Net increase in net assets from                     19,845            22,716
investment operations

Accumulation Unit Transactions:
Net contract considerations and                          0                 0
transfers in (Note 3)
Net contract surrenders and transfers                 (128)          (12,180)
out (Note 3)
Benefit payments to annuitants                           0           (13,529)

Net (Decrease) Increase from accumulation             (128)          (25,709)
unit transactions
Net Increase (Decrease) in Net Assets               19,717            (2,993)
Net Assets:
Net assets at December 31, 1996                    269,265           325,937

Net assets at December 31, 1997                   $288,982          $322,944


PUTNAM VARIABLE TRUST DIVISIONS


                                                 Putnam
                                                 Variable Trust
                                                 Money
                                                 Market
                                                 Non-Qualified

Investment Operations:
Investment income-net                             $339,618
Realized capital gain distributions                      0
Net realized gain (loss) on investments                  0
Net unrealized gain on investments                       0

Net increase in net assets from                    339,618
investment operations

Accumulation Unit Transactions:
Net contract considerations and                     33,071
transfers in (Note 3)
Net contract surrenders and transfers             (829,052)
out (Note 3)
Benefit payments to annuitants                     (54,472)

Net (Decrease) Increase from accumulation         (850,453)
unit transactions
Net Increase (Decrease) in Net Assets             (510,835)
Net Assets:
Net assets at December 31, 1996                  8,405,231

Net assets at December 31, 1997                 $7,894,396


                                                  Putnam
                                                  Variable Trust
                                                  Growth &
                                                  Income
                                                  Non-Qualified

Investment Operations:
Investment income-net                              $77,492
Realized capital gain distributions                156,196
Net realized gain (loss) on investments             10,465
Net unrealized gain on investments                 602,544

Net increase in net assets from                    846,697
investment operations

Accumulation Unit Transactions:
Net contract considerations and                    281,006
transfers in (Note 3)
Net contract surrenders and transfers             (175,754)
out (Note 3)
Benefit payments to annuitants                     (11,037)

Net (Decrease) Increase from accumulation           94,215
unit transactions
Net Increase (Decrease) in Net Assets              940,912
Net Assets:
Net assets at December 31, 1996                  3,611,771

Net assets at December 31, 1997                 $4,552,683



                                                 Putnam Variable
                                                 Trust U.S.
                                                 Government and
                                                 High Quality Bond
                                                 Non-Qualified

Investment Operations:
Investment income-net                             $103,191
Realized capital gain distributions                      0
Net realized gain (loss) on investments             15,532
Net unrealized gain on investments                  20,656

Net increase in net assets from                    139,379
investment operations

Accumulation Unit Transactions:
Net contract considerations and                     49,274
transfers in (Note 3)
Net contract surrenders and transfers             (204,649)
out (Note 3)
Benefit payments to annuitants                     (18,685)

Net (Decrease) Increase from accumulation         (174,060)
unit transactions
Net Increase (Decrease) in Net Assets              (34,681)
Net Assets:
Net assets at December 31, 1996                  2,010,914

Net assets at December 31, 1997                 $1,976,233


The accompanying notes are an integral part of these financial statements




YEAR ENDED DECEMBER 31, 1996


PUTNAM DIVISIONS


                                                  Money                Money
                                                 Market               Market
                                              Qualified        Non-Qualified

Investment Operations:
Investment income-net                              $22,782           $64,644
Realized capital gain distributions                      0                 0
Net realized gain (loss) on investments                  0                 0
Net unrealized gain (loss) on investments                0                 0

Net increase in net assets from                     22,782            64,644
investment operations

Accumulation Unit Transactions:
Net contract considerations and                          0            11,981
transfers in (Note 3)
Net contract surrenders and transfers             (178,929)         (250,818)
out (Note 3)
Benefit payments to annuitants                     (16,035)           (6,290)

Net Increase (Decrease) from accumulation         (194,964)         (245,127)
unit transactions
Net Increase (Decrease) in Net Assets             (172,182)         (180,483)
Net Assets:
Net assets at December 31, 1995                    657,207         1,680,838

Net assets at December 31, 1996                   $485,025        $1,500,355


                                             High Yield           High Yield
                                                  Trust                Trust
                                              Qualified        Non-Qualified



Investment Operations:
Investment income-net                              $24,470          $176,119
Realized capital gain distributions                      0                 0
Net realized gain (loss) on investments             (1,939)          (16,853)
Net unrealized gain (loss) on investments            9,516            68,737

Net increase in net assets from                     32,047           228,003
investment operations

Accumulation Unit Transactions:
Net contract considerations and                          0             9,293
transfers in (Note 3)
Net contract surrenders and transfers              (17,584)         (371,008)
out (Note 3)
Benefit payments to annuitants                      (5,304)           (3,175)

Net Increase (Decrease) from accumulation          (22,888)         (364,890)
unit transactions
Net Increase (Decrease) in Net Assets                9,159          (136,887)
Net Assets:
Net assets at December 31, 1995                    289,586         2,227,943

Net assets at December 31, 1996                   $298,745        $2,091,056


                                                 Equity               Equity
                                                 Income               Income
                                              Qualified        Non-Qualified

Investment Operations:
Investment income-net                               $1,975            $8,901
Realized capital gain distributions                      0                 0
Net realized gain (loss) on investments             (1,184)          (15,740)
Net unrealized gain (loss) on investments           20,728           106,382

Net increase in net assets from                     21,519            99,543
investment operations

Accumulation Unit Transactions:
Net contract considerations and                          0             9,293
transfers in (Note 3)
Net contract surrenders and transfers               (9,303)          (92,801)
out (Note 3)
Benefit payments to annuitants                      (4,339)                0

Net Increase (Decrease) from accumulation          (13,642)          (83,508)
unit transactions
Net Increase (Decrease) in Net Assets                7,877            16,035
Net Assets:
Net assets at December 31, 1995                    114,119           547,880

Net assets at December 31, 1996                   $121,996          $563,915



                                              Investors            Investors
                                                  Trust                Trust
                                              Qualified        Non-Qualified


Investment Operations:
Investment income-net                               $9,451           $13,286
Realized capital gain distributions                 74,981           104,389
Net realized gain (loss) on investments              3,277             5,157
Net unrealized gain (loss) on investments           43,478            60,608

Net increase in net assets from                    131,187           183,440
investment operations

Accumulation Unit Transactions:
Net contract considerations and                          0                 0
transfers in (Note 3)
Net contract surrenders and transfers              (36,382)          (29,214)
out (Note 3)
Benefit payments to annuitants                      (8,505)           (3,869)

Net Increase (Decrease) from accumulation          (44,887)          (33,083)
unit transactions
Net Increase (Decrease) in Net Assets               86,300           150,357
Net Assets:
Net assets at December 31, 1995                    671,668           905,154

Net assets at December 31, 1996                   $757,968        $1,055,511



                                                  Income               Income
                                                    Fund                 Fund
                                               Qualified        Non-Qualified



Investment Operations:
Investment income-net                              $14,570           $19,260
Realized capital gain distributions                  1,353             1,640
Net realized gain (loss) on investments                203             1,298
Net unrealized gain (loss) on investments           (8,317)          (12,257)

Net increase in net assets from                      7,809             9,941
investment operations

Accumulation Unit Transactions:
Net contract considerations and                          0                 0
transfers in (Note 3)
Net contract surrenders and transfers              (14,990)          (38,991)
out (Note 3)
Benefit payments to annuitants                           0            (2,397)

Net Increase (Decrease) from accumulation          (14,990)          (41,388)
unit transactions
Net Increase (Decrease) in Net Assets               (7,181)          (31,447)
Net Assets:
Net assets at December 31, 1995                    276,446           357,384

Net assets at December 31, 1996                   $269,265          $325,937



PCM DIVISIONS

                                                  Money
                                                  Market
                                                  Non-Qualified

Investment Operations:
Investment income-net                             $355,166
Realized capital gain distributions                      0
Net realized gain (loss) on investments                  0
Net unrealized gain (loss) on investments                0

Net increase in net assets from                    355,166
investment operations

Accumulation Unit Transactions:
Net contract considerations and                    346,488
transfers in (Note 3)
Net contract surrenders and transfers           (1,718,537)
out (Note 3)
Benefit payments to annuitants                     (35,154)

Net Increase (Decrease) from accumulation       (1,407,203)
unit transactions
Net Increase (Decrease) in Net Assets           (1,052,037)
Net Assets:
Net assets at December 31, 1995                  9,457,268

Net assets at December 31, 1996                 $8,405,231



                                                   Growth &
                                                   Income
                                                   Non-Qualified

Investment Operations:
Investment income-net                              $97,236
Realized capital gain distributions                 57,906
Net realized gain (loss) on investments             24,771
Net unrealized gain (loss) on investments          426,291

Net increase in net assets from                    606,204
investment operations

Accumulation Unit Transactions:
Net contract considerations and                    509,256
transfers in (Note 3)
Net contract surrenders and transfers             (383,896)
out (Note 3)
Benefit payments to annuitants                      (9,255)

Net Increase (Decrease) from accumulation          116,105
unit transactions
Net Increase (Decrease) in Net Assets              722,309
Net Assets:
Net assets at December 31, 1995                  2,889,462

Net assets at December 31, 1996                 $3,611,771



                                                  Income
                                                  Non-Qualified

Investment Operations:
Investment income-net                             $106,800
Realized capital gain distributions                      0
Net realized gain (loss) on investments              2,524
Net unrealized gain (loss) on investments          (83,730)

Net increase in net assets from                     25,594
investment operations

Accumulation Unit Transactions:
Net contract considerations and                     54,788
transfers in (Note 3)
Net contract surrenders and transfers             (186,287)
out (Note 3)
Benefit payments to annuitants                     (18,038)

Net Increase (Decrease) from accumulation         (149,537)
unit transactions
Net Increase (Decrease) in Net Assets             (123,943)
Net Assets:
Net assets at December 31, 1995                  2,134,857

Net assets at December 31, 1996                 $2,010,914


The accompanying notes are an integral part of these financial statements



            INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA

                        INA/PUTNAM SEPARATE ACCOUNT

                       NOTES TO FINANCIAL STATEMENTS
                             December 31, 1997



Note 1. Organization

Investors Life Insurance Company of North America - INA/Putnam Separate Account (the "Separate Account"), a separate account of Investors Life Insurance Company of North America ("Investors Life"), is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Separate Account currently has five specific Putnam Divisions which correspond to five Putnam mutual funds (the "Putnam Funds") and three Putnam VT Divisions which correspond to three portfolios of the Putnam Variable Trust (formerly the Putnam Capital Manager Trust") (and, collectively, the "Funds"). Each Division contains two subdivisions, one for the allocation of tax qualified and one for the allocation of non-tax qualified net payments made under variable annuity contracts.

Amounts allocated to the Separate Account for variable annuity contracts can be invested by Investors Life in up to three of the following mutual funds: Putnam Income Fund, Inc., Putnam High Yield Trust, Putnam Equity Income Fund (formerly Putnam Strategic Income Trust), Putnam Money Market Fund (which was known as the Putnam Daily Dividend Trust prior to a name change which was effective September 1, 1994) and Putnam Investors Fund, Inc. (the "Putnam Divisions"). In addition, variable annuity contract values transferred as a result of Revenue Ruling 81-225 (see Note 5), can be invested in up to three of the following portfolios of Putnam Variable Trust: Putnam VT Money Market Fund, Putnam VT U.S. Government and High Quality Bond Fund and Putnam VT Growth and Income Fund (the "Putnam VT Divisions"). The contract owners' equity of each subdivision of the Separate Account is affected by the investment results of the appropriate Putnam Fund, or Putnam VT Fund, shares designated for the subdivision, the mortality risk and expense fees guarantees assessed on Separate Account assets (see
Note 3) and the administrative charge deductions.

Under the current provisions of the Internal Revenue Code (the "Code"), transfers of contract values from one division of the Separate Account to another division are not subject to current taxation. There can be no assurance that future changes in the Code will subject such transfers to current taxation.

Note 2. Significant Accounting Policies

Following is a summary of the significant accounting policies of the Separate Account:

(a) the market value of investments is based on closing bid prices (net asset value) at December 31, 1997; (b) investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date; (c) the cost of investments sold is determined on the specific identification method. See Notes 4 through 6 with respect to income taxes.

Note 3. Contract Owner Transactions


Contract owners have limited rights to transfer their contract values between Separate Account Divisions. Certain contract owners affected by Revenue Ruling 81-225 have limited rights to transfer their contract values to Divisions for which one of the portfolios of Putnam Variable Trust serves as the underlying investment vehicle (see Note 5). The amount of all transfers for the twelve-month period ended December 31, 1997 was $363,351. Payments for the year ended December 31, 1997 were $1,548,561 with respect to contract surrender benefits and $171,397 with respect to annuity benefits. Investors Life charges a fee to each Separate Account subdivision for assuming the mortality risk and expense fees guarantees. The daily equivalent of the annual charges of 0.95% is made against the average net value of the Separate Account.

Note 4. Income Taxes

Investors Life is taxed as a life insurance company under the Code. The Separate Account is taxed as a part of Investors Life. Under the current provisions of the Code, no federal income taxes are payable by Investors Life with respect to investment income and capital gains on the assets of the Separate Account when used to determine contract values. Investors Life retains the right to make adjustments for taxes to Separate Account assets should future changes in the Code so warrant.

Note 5. Effect of Revenue Ruling 81-225

Revenue Ruling 81-225 was issued by the Internal Revenue Service on September 25, 1981. The Ruling pertains to variable annuities, where the insurance company, through a separate account, holds shares of mutual funds which also offer their shares to the public independently. The Ruling also questioned the tax treatment of variable annuity contracts where the underlying mutual funds are not managed by the issuing insurance company or an affiliate, or where the contract owner may initially allocate, and subsequently reallocate the contract values among several underlying funds.

The Ruling adversely affected the tax status of the Separate
Account variable annuity contracts issued on a non-tax qualified basis after December 31, 1980, and those issued after September 25, 1981 which were intended to qualify under Internal Revenue Code
Sections 403(a), 403(b) or 408(b).

As a result, Investors Life suspended new contract sales utilizing the Putnam Division. A former affiliate of Investors Life sponsored the creation of a new money market mutual fund called INA Annuity Fund Inc. This fund became the CIGNA Annuity Fund, Inc. Money Market portfolio late in 1982 and three additional portfolios were introduced. In October, 1985, the CIGNA Annuity Fund, Inc. was reorganized as the CIGNA Annuity Funds Group, pursuant to a plan of reorganization approved by shareholders of the Fund. Contract owners who transfer their Putnam Division contract values to the CIGNA Division cannot later reverse the transfer back to any of the Putnam Division.

As of April 18, 1995, shares of the Putnam Variable Trust were substituted for shares of the applicable CIGNA Fund as the underlying investment vehicle. Investors Life obtained an order from the U.S. Securities and Exchange Commission approving the provisions of the substitution. Thereafter, the proposal was submitted to contractholders for their approval, in accordance with the provisions of the variable annuity contracts. The substitution of shares of certain portfolios of Putnam Variable Trust as the underlying investment vehicle for the variable annuity contracts was effected by Investors Life's exchange of shares of each of the portfolios of the CIGNA Funds for shares of the corresponding portfolio of Putnam Variable Trust.

Note 6. Diversification Requirements

Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under section 817(h) of the Code. Investors Life believes that the Separate Account satisfies the current requirements of the regulations, and it intends that the Separate Account will continue to meet such requirements.




Note 7.  Accumulation Unit Transactions

The changes in the number of accumulation units (the measure of ownership in the Separate Account) during 1997, and units outstanding at December 31, 1997 were as follows:


PUTNAM DIVISIONS

                                                     Money              Money
                                                    Market              Market
                                                 Qualified       Non-Qualified

Units outstanding at December 31, 1996              172,761            528,939

Units purchased and transfers in                          0                  0

Benefits, surrenders and transfers out              (21,786)          (106,150)

Units outstanding at December 31, 1997              150,975            422,789




                                              High Yield          High Yield
                                                 Trust              Trust
                                               Qualified        Non-Qualified

Units outstanding at December 31, 1996               50,055            367,144

Units purchased and transfers in                          0                  0

Benefits, surrenders and transfers out               (7,577)           (14,026)

Units outstanding at December 31, 1997               42,478            353,118



                                                Equity              Equity
                                                Income              Income
                                               Qualified        Non-Qualified

Units outstanding at December 31, 1996               22,389            102,625

Units purchased and transfers in                          0                  0

Benefits, surrenders and transfers out                 (856)               (30)

Units outstanding at December 31, 1997               21,533            102,595


                                               Investors          Investors
                                                 Trust              Trust
                                               Qualified        Non-Qualified

Units outstanding at December 31, 1996               95,730            144,982

Units purchased and transfers in                          0                  0

Benefits, surrenders and transfers out               (6,766)           (24,387)

Units outstanding at December 31, 1997               88,964            120,595



                                                Income              Income
                                                 Fund                Fund
                                               Qualified        Non-Qualified

Units outstanding at December 31, 1996               51,410             64,939

Units purchased and transfers in                          0                  0

Benefits, surrenders and transfers out                  (24)            (4,989)

Units outstanding at December 31, 1997               51,386             59,950


PUTNAM VARIABLE TRUST DIVISIONS


                                                Putnam
                                            Variable Trust
                                             Money Market
                                             Non-Qualified

Units outstanding at December 31, 1996            3,593,092

Units purchased and transfers in                     13,823

Benefits, surrenders and transfers out             (369,524)

Units outstanding at December 31, 1997            3,237,391


                                                Putnam
                                            Variable Trust
                                              Growth and
                                                 Income
                                             Non-Qualified

Units outstanding at December 31, 1996              655,172

Units purchased and transfers in                     46,854

Benefits, surrenders and transfers out              (30,722)

Units outstanding at December 31, 1997              671,304


                                            Putnam Variable
                                              Trust U.S.
                                            Government and
                                           High Quality Bond
                                             Non-Qualified

Units outstanding at December 31, 1996              634,438

Units purchased and transfers in                     14,822

Benefits, surrenders and transfers out              (69,699)

Units outstanding at December 31, 1997              579,561





The accumulation units for eleven of the subdivisions include units applicable to contract owners who are "on benefit annuitants." At December 31, 1997, the number of accumulation units, the aggregate value of the subdivisions' equity and the number of monthly annuity units and value per unit of "on benefit annuitants" are as follows:



                                                Accumulation        Aggregate
                                                Units               Value

Money Market Qualified                                1,861             $5,445
Money Market Non-Qualified                           12,168            $35,979
High Yield Trust Qualified                            8,071            $54,718
High Yield Trust Non-Qualified                        5,940            $38,430
Equity Income Fund Qualified                          9,840            $67,173
Investors Trust Qualified                            11,170           $117,829
Investors Trust Non-Qualified                         4,483            $43,482
Income Fund Non-Qualified                             2,563            $13,807
Putnam Variable Trust Money Market Non-Qualified    164,306           $400,661
Putnam Variable Trust Growth and Income Non-
Qualified                                            18,356           $124,488
Putnam Variable Trust U.S. Government
and High Quality Bond Non-Qualified                  78,978           $269,305




                                                   Monthly             Annuity
                                                Annuity Units       Unit Value

Money Market Qualified                                   74         $1.3838890
Money Market Non-Qualified                              561         $1.1171807
High Yield Trust Qualified                              319         $3.7313862
High Yield Trust Non-Qualified                          148         $3.6789186
Equity Income Fund Qualified                            180         $2.7811793
Investors Trust Qualified                               320         $4.3104574
Investors Trust Non-Qualified                           217         $2.4688493
Income Fund Non-Qualified                                66         $3.2080775
Putnam Variable Trust Money Market Non-Qualified      3,005         $1.2904772
Putnam Variable Trust Growth and Income Non-
Qualified                                               402         $2.8212273
Putnam Variable Trust U.S. Government and
High Quality Bond Non-Qualified                       1,136         $1.7649604